COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Commitments and Contingencies Disclosure [Abstract]
The Company’s leases are accounted for as operating leases. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis.

The Company’s leases are accounted for as operating leases. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis. Rent expense and operating lease cost was $61,005 and $194,653for the three and nine months ended November 30, 2022, respectively, and $103,115 and $207,201 for the three and nine months ended November 30, 2021, respectively.

Maturity of Lease Liabilities	Operating Leases
November 30, 2023	$250,169
November 30, 2024	229,016
November 30, 2025	207,558
November 30, 2026	207,558
November 30, 2027	207,558
November 30, 2028 and after	709,156
Total lease payments	1,811,015
Less: Interest	(583,707)
Present value of lease liabilities	$1,227,308

Schedule of maturity of lease liabilities

On January 28, 2022, the Company entered into a 2-year lease agreement for office space at 1516 E Edinger, Santa Ana, California, 92705, commencing on February 1, 2022 through to January 31, 2024 with a minimum base rent of $1,500 per month. The Company paid a security deposit of $1,500.

Maturity of Lease Liabilities	Operating Leases
February 28, 2023	$236,028
February 28, 2024	232,169
February 28, 2025	219,863
February 28, 2026	207,558
February 28, 2027	207,558
February 28, 2028 and after	864,825
Total lease payments	1,968,001
Less: Interest	(656,395)
Present value of lease liabilities	$1,311,606